Aptus Collared Income Opportunity ETF Trading Symbol: ACIO Listed on Cboe BZX Exchange, Inc.	Summary Prospectus June 25, 2019 www.aptusetfs.com
Before you invest, you may want to review the Aptus Defined Risk ETF (the “Fund”) statutory prospectus and statement of additional information, which contain more information about the Fund and its risks. The current statutory prospectus and statement of additional information dated June 25, 2019, are incorporated by reference into this Summary Prospectus. You can find the Fund’s statutory prospectus, statement of additional information and other information about the Fund online at www.aptusetfs.com. You can also get this information at no cost by calling 1‑800‑617-0004 or by sending an e-mail request to ETF@usbank.com.
IMPORTANT NOTE: Beginning on January 1, 2021, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the shareholder reports from your financial intermediary, such as a broker-dealer or bank. Instead, the shareholder reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
You may elect to receive all future Fund shareholder reports in paper, free of charge. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of Fund shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

Investment Objective
The Aptus Collared Income Opportunity ETF (the “Fund”) seeks current income and capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). This table and the example below do not include the brokerage commissions that investors may pay on their purchases and sales of Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.79%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.00%
Total Annual Fund Operating Expenses	0.79%
1Estimated for the current fiscal year.
Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year:	$81	3 Years:	$252
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.
Principal Investment Strategy
The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective principally by investing in a portfolio of large capitalization U.S.-listed equity securities and an options collar (i.e., a mix of written (sold) call options and long (bought) put options) on the same underlying equity securities. The equity securities and options held by the Fund must be listed on a U.S.-exchange, and the equity securities may include common stocks of U.S. companies, American Depositary Receipts (“ADRs”) (i.e., receipts evidencing ownership of foreign equity securities), and real estate investment trusts (“REITs”).  The Fund will typically limit investments in ADRs to approximately 20% of the Fund’s net assets.
Aptus Capital Advisors, LLC, the Fund’s investment adviser (“Aptus” or the “Adviser”), selects the Fund’s equity securities based on the Adviser’s assessment of the likelihood that the dividends paid by the issuer will increase or remain stable and based on the liquidity of the options available for such security. The Adviser considers factors primarily related to yield, earnings growth, revenue growth, and distribution history in assessing the likelihood that the dividends paid by an issuer will increase or remain stable. The Fund’s portfolio will typically consist of approximately 30 equity securities across a variety of industries, with generally no more than 30% of the Fund’s net assets invested in companies in a single sector. The Adviser may replace a security if it believes another security offers a better value proposition, with a bias for low portfolio turnover.
The Fund’s options collar strategy typically consists of two components: (i) selling covered call options on up to 100% of the equity securities held by the Fund to generate premium from such options, while (ii) simultaneously reinvesting a portion of such premium to buy put options on all or a significant portion of an equity position held by the Fund to “hedge” or mitigate the downside risk associated with owning equity securities. The Fund seeks to generate income from the combination of dividends received from the equity securities held by the Fund and premiums received from the sale of options.

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Call Options.  A written (sold) call option gives the seller the obligation to sell shares of the underlying security at a specified price (“strike price”) until a specified date (“expiration date”). The writer (seller) of the call option receives an amount (premium) for writing (selling) the option. In the event the underlying security appreciates above the strike price and the holder exercises the call option, the writer (seller) of the call option will have to pay the difference between the value of the underlying security and the strike price or deliver the underlying security (which loss is offset by the premium initially received), and in the event the underlying security declines in value, the call option may end up worthless and the writer (seller) of the call option retains the premium. The call options written by the Fund are “covered” because the Fund owns the underlying security at the time it sells the option.

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Put Options.  When the Fund purchases a put option, the Fund pays an amount (premium) to acquire the right to sell shares of an underlying security at a specified price (“strike price”) until a specified date (“expiration date”).  In the event the underlying security declines in value below the strike price and the Fund exercises its put option, the Fund will be entitled to receive the difference between the value of the underlying security and the strike price (which gain is offset by the premium originally paid by the Fund), and in the event the underlying security closes above the strike price as of the expiration date, the put option may end up worthless and the Fund’s loss is limited to the amount of premium it paid.

The Fund may write call options on up to 100% of each equity position held in the portfolio and will use a portion of the premium received from writing such call options to purchase put options. Call options written by the Fund will typically have a strike price that is higher than the current price of the underlying security, and put options purchased by the Fund will typically have a strike price that is lower (in some cases, significantly lower) than the current price of the underlying security. Options selected for the Fund will typically expire three to nine months from their purchase date and will be rolled periodically (e.g., monthly) to continue generating income or to reflect the Adviser’s revised outlook on the underlying portfolio security. When an option is rolled, the Adviser simultaneously closes one option contract and opens another. The new contract opened can have a further-dated expiration (i.e., the option would be rolled “out”), higher strike price (i.e., rolled “up”), lower strike price (i.e., rolled “down”), or a combination of both a different expiration and strike.
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.
Principal Risks of Investing in the Fund
The principal risks of investing in the Fund are summarized below. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund—Principal Investment Risks.”

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Collared Options Strategy Risk. Writing and buying options are speculative activities and entail greater than ordinary investment risks. The Fund’s use of call and put options can lead to losses because of adverse movements in the price or value of the underlying security, which may be magnified by certain features of the options. When selling a call option, the Fund will receive a premium; however, this premium may not be enough to offset a loss incurred by the Fund if the price of the underlying security is above the strike price by an amount equal to or greater than the premium. The value of an option may be adversely affected if the market for the option becomes less liquid or smaller, and will be affected by changes in the value or yield of the option’s underlying security, an increase in interest rates, a change in the actual or perceived volatility of the stock market or the underlying security and the remaining time to expiration. Additionally, the value of an option does not increase or decrease at the same rate as the underlying security.

The Fund’s use of options may reduce the Fund’s ability to profit from increases in the value of the underlying securities. If the price of the underlying security of a written call option rises above its strike price, the value of the option and, consequently, the Fund may decline significantly more than if the Fund invested solely in the underlying security instead of using options. Similarly, if the price of the underlying security of a purchased put option remains above its strike price, the option may become worthless, and, consequently the value of the Fund may decline significantly more than if the Fund invested solely in the underlying security instead of using options.

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Depositary Receipt Risk. ADRs involve risks similar to those associated with investments in foreign securities and certain additional risks. ADRs listed on U.S. exchanges are issued by banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares When the Fund invests in ADRs as a substitute for a direct investment in the underlying foreign shares, the Fund is exposed to the risk that the ADRs may not provide a return that corresponds precisely with that of the underlying foreign shares.

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Derivative Securities Risks. The Fund invests in options that derive their performance from the performance of an underlying equity security. Derivatives, such as the options in which the Fund invests, can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a substantial impact on the performance of the Fund. The Fund could experience a loss if its derivatives do not perform as anticipated, the derivatives are not correlated with the performance of their underlying security, or if the Fund is unable to purchase or liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid, and unpredictable changes in the prices for derivatives.

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Equity Market Risk. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stocks and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.

•	ETF Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

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Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

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Cash Redemption Risk. The Fund’s investment strategy may require it to effect redemptions, in whole or in part, for cash. As a result, the Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize investment income and/or capital gains or losses that it might not have recognized if it had completely satisfied the redemption in-kind. As a result, the Fund may be less tax efficient if it includes such a cash payment than if the in-kind redemption process was used exclusively. In addition, cash redemptions may incur higher brokerage costs than in-kind redemptions and these added costs may be borne by the Fund and negatively impact Fund performance.

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Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

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Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

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Trading. Although Shares are listed for trading on a national securities exchange, such as Cboe BZX Exchange, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares.

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Foreign Investment Risk. Because of the Fund’s investment in ADRs, changes in foreign economies and political climates are more likely to affect the Fund than a fund that invests exclusively in U.S. companies. There may be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information. The value of foreign investments may be affected by changes in exchange control regulations, application of foreign tax laws (including withholding tax), changes in governmental administration or economic or monetary policy (in this country or abroad) or changed circumstances in dealings between nations.

•	Management Risk. The Fund is actively managed and may not meet its investment objective based on the Adviser’s success or failure to implement investment strategies for the Fund.

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New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors have no track record or history on which to base their investment decision.

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Non-Diversification Risk. The Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

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REIT Investment Risk. Investments in REITs involve unique risks. To the extent the Fund holds interests in REITs, it is expected that investors in the Fund will bear two layers of asset-based management fees and expenses (directly at the Fund level and indirectly at the REIT level). The risks of investing in REITs include certain risks associated with the direct ownership of real estate and the real estate industry in general, including, among other, risks related to general, regional and local economic conditions; fluctuations in interest rates and property tax rates; and shifts in zoning laws, environmental regulations and other governmental action. REITs are also subject to heavy cash flow dependency, defaults by borrowers, and self-liquidation. In addition, REITs could possibly fail to qualify for the beneficial tax treatment available to REITs under the Internal Revenue Code of 1986, as amended (the “Code”), or fail to maintain their exemptions from registration under the Investment Company Act of 1940, as amended (the “1940 Act”).

•	Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

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Tax Risk. The Fund expects to generate premiums from its sale of call options. These premiums typically will result in short-term capital gains for federal income tax purposes. In addition, stocks that are hedged with put options may not be eligible for long-term capital gains tax treatment. The Fund is not designed for investors seeking a tax efficient investment.

Performance
The Fund is new and therefore does not have a performance history for a full calendar year. In the future, performance information for the Fund will be presented in this section. Updated performance information is also available on the Fund’s website at www.aptusetfs.com.
Management
Investment Adviser
Aptus Capital Advisors, LLC serves as investment adviser to the Fund.
Portfolio Managers
The Fund’s portfolio management team consists of John D. (“JD”) Gardner, Chief Investment Officer and Managing Member at the Adviser, and Beckham D. Wyrick, Portfolio Manager and Chief Compliance Officer at the Adviser, who are jointly and primarily responsible for the day-to-day management of the Fund. Messrs. Gardner and Wyrick have been portfolio managers of the Fund since its inception in 2019.
Purchase and Sale of Shares
Shares are listed on a national securities exchange, such as the Exchange, and most investors will buy and sell Shares through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).
The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only APs (typically, broker-dealers) may purchase or redeem. Creation Units generally consist of 50,000 Shares, though this may change from time to time. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities closely approximating the holdings of the Fund (the “Deposit Securities”) and/or a designated amount of U.S. cash.
Tax Information
Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is in an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.
Financial Intermediary Compensation
If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

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